Revenue from Contract with Customers	12 Months Ended
Mar. 31, 2022
Revenue from Contract with Customers [abstract]
REVENUE FROM CONTRACT WITH CUSTOERS

NOTE 3 — REVENUE FROM CONTRACT WITH CUSTOMERS

Revenue from contract with customers consist of the following for the year ended March 31, 2022 and for the year ended March 31, 2021:

Disaggregated revenue information	For the year ended March 31, 2022	For the year ended March 31, 2021
	(US$)	(US$)
Types of services:
Subscription revenues	$—	$1,123,401
Placement fees	—	181,554
Carriage fees	—	62,909
Advertisement income	—	89,255
Fibre lease charges	—	70,715
Telemedicine service charges	50,630	341,433
Others	—	31,720
Total Revenue from customers	$50,630	$1,900,987
Timing of revenue recognition
Product transferred at point in time	—	—
Services transferred over time	$50,630	$1,900,987
Total	$50,630	$1,900,987

Contract balances:

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers.:

	As of March 31, 2022 (US$)	As of March 31, 2021 (US$)
Receivables, which are included in ‘trade receivables	$—	$339,585

Performance obligations:

Revenue is measured based on the consideration specified in a contract with a customer. The Company recognizes revenue when it transfers control over a good or service to a customer.